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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended Sept. 30, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
--------------------------------------------------------------------------------
Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of November, 1999.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                             /s/ Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

As of 9/30/99
-----------------------------------------------------------------------------------------------
                                                                                       Item 5:
               Item 1:                    Item 2:       Item 3:        Item 4:        Shares of
           Name of Issuer             Title of Class     CUSIP      Fair Market       Principal
                                                        Number         Value           Amount
-----------------------------------------------------------------------------------------------
ACME Electric Corp.                       Common      004644100         $97,750.00      17,000
-----------------------------------------------------------------------------------------------
Alaska Air Group Inc.                     Common      011659109      $9,154,687.50     225,000
-----------------------------------------------------------------------------------------------
AMC Entertainment Inc.                    Common      001669100      $7,665,625.00     550,000
-----------------------------------------------------------------------------------------------
Ackerley Communications                   Common      004527107      $1,231,250.00     100,000
-----------------------------------------------------------------------------------------------
Amtran Inc.                               Common      03234G106     $13,237,500.00     706,000
-----------------------------------------------------------------------------------------------
Ameristar Casinos Inc                     Common      03070Q101         $27,656.25       7,500
-----------------------------------------------------------------------------------------------
Anchor Gaming                             Common      033037102      $1,547,000.00      26,000
-----------------------------------------------------------------------------------------------
Beringer Wine Estates Holdings            Common      084102102      $2,057,231.25      50,100
-----------------------------------------------------------------------------------------------
Beverly Enterprises                       Common      087851309      $2,125,000.00     500,000
-----------------------------------------------------------------------------------------------
Bolle Inc.                                Common      097937106        $560,625.00     195,000
-----------------------------------------------------------------------------------------------
Boyd Gaming Corp.                         Common      103304101        $250,200.00      41,700
-----------------------------------------------------------------------------------------------
CKE Restraurants Inc                      Common      12561E105        $951,200.00     131,200
-----------------------------------------------------------------------------------------------
Carmike Cinemas Inc.                  Class A Common  143436103      $2,361,187.50     179,900
-----------------------------------------------------------------------------------------------
Casino Data Systems                       Common      147583108        $585,000.00     120,000
-----------------------------------------------------------------------------------------------
Catalina Marketing Corp.                  Common      148867104     $12,721,875.00     150,000
-----------------------------------------------------------------------------------------------
Championship Auto Racing Teams Inc        Common      158711101      $4,633,200.00     178,200
-----------------------------------------------------------------------------------------------
Cheap Tickets Inc                         Common      162672109      $3,399,375.00     105,000
-----------------------------------------------------------------------------------------------
Churchill Downs Inc                       Common      171484108      $1,271,875.00      55,000
-----------------------------------------------------------------------------------------------
Condor Technology Solutions               Common      206772105      $3,168,750.00   1,300,000
-----------------------------------------------------------------------------------------------
Cree Research Inc.                        Common      225447101      $5,158,500.00     152,000
-----------------------------------------------------------------------------------------------
Crossman Communities Inc.                 Common      22764E109      $1,647,562.50     101,000
-----------------------------------------------------------------------------------------------
Customtracks Corporation                  Common      232046102      $2,784,750.00      94,000
-----------------------------------------------------------------------------------------------
Dover Downs Entertainment                 Common      260086103      $9,021,525.00     650,200
-----------------------------------------------------------------------------------------------
Echostar Communications               Class A Common  278762109     $12,713,750.00     140,000
-----------------------------------------------------------------------------------------------
ELITE Information Group Inc Co            Common      28659M106      $6,025,231.25   1,220,300

                                                                                           -----------------------------------
As of 9/30/99                      Name of Reporting manager:(SEC USEIONLY)ANAGEMENT, INC.          (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------
                                                 Item 6:
                                          Investment Discretion
                                   ------------------------------------                                Item 8
                                               (b) Shared-                  Item 7:          Voting Authority (Shares)
               Item 1:                          As Defined  (c) Shared-    Managers    ---------------------------------------
           Name of Issuer           (a) Sole    in Instr. V    Other     See Instr. V    (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------
ACME Electric Corp.                    X                                                   17,000
------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group Inc.                  X                                                  225,000
------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.                 X                                                  550,000
------------------------------------------------------------------------------------------------------------------------------
Ackerley Communications                X                                                  100,000
------------------------------------------------------------------------------------------------------------------------------
Amtran Inc.                            X                                                  706,000
------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc                  X                                                    7,500
------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                          X                                                   26,000
------------------------------------------------------------------------------------------------------------------------------
Beringer Wine Estates Holdings         X                                                   50,100
------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises                    X                                                  500,000
------------------------------------------------------------------------------------------------------------------------------
Bolle Inc.                             X                                                  195,000
------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                      X                                                   41,700
------------------------------------------------------------------------------------------------------------------------------
CKE Restraurants Inc                   X                                                  131,200
------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas Inc.                   X                                                  179,900
------------------------------------------------------------------------------------------------------------------------------
Casino Data Systems                    X                                                  120,000
------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.               X                                                  150,000
------------------------------------------------------------------------------------------------------------------------------
Championship Auto Racing Teams Inc     X                                                  178,200
------------------------------------------------------------------------------------------------------------------------------
Cheap Tickets Inc                      X                                                  105,000
------------------------------------------------------------------------------------------------------------------------------
Churchill Downs Inc                    X                                                   55,000
------------------------------------------------------------------------------------------------------------------------------
Condor Technology Solutions            X                                                1,300,000
------------------------------------------------------------------------------------------------------------------------------
Cree Research Inc.                     X                                                  152,000
------------------------------------------------------------------------------------------------------------------------------
Crossman Communities Inc.              X                                                  101,000
------------------------------------------------------------------------------------------------------------------------------
Customtracks Corporation               X                                                   94,000
------------------------------------------------------------------------------------------------------------------------------
Dover Downs Entertainment              X                                                  650,200
------------------------------------------------------------------------------------------------------------------------------
Echostar Communications                X                                                  140,000
------------------------------------------------------------------------------------------------------------------------------
ELITE Information Group Inc Co         X                                                1,220,300
------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

As of 9/30/99
-----------------------------------------------------------------------------------------------
                                                                                       Item 5:
               Item 1:                    Item 2:       Item 3:        Item 4:        Shares of
           Name of Issuer             Title of Class     CUSIP      Fair Market       Principal
                                                        Number         Value           Amount
-----------------------------------------------------------------------------------------------
Employee Solutions Inc.                   Common      292166105         $67,830.00      70,000
-----------------------------------------------------------------------------------------------
Fusion Medical Technologies Inc           Common      361128101      $2,210,000.00     170,000
-----------------------------------------------------------------------------------------------
Galileo International Inc.                Common      363547100     $20,125,000.00     500,000
-----------------------------------------------------------------------------------------------
General Motors Corp                   Class H Common  370442832     $29,483,750.00     515,000
-----------------------------------------------------------------------------------------------
Genzyme Surgical Prods Division           Common      372917609      $3,093,750.00     550,000
-----------------------------------------------------------------------------------------------
Golden State Vintners Inc.            Class B Common  38121K208        $985,625.00     207,500
-----------------------------------------------------------------------------------------------
GTECH Holdings Corporation                Common      400518106      $8,575,000.00     400,000
-----------------------------------------------------------------------------------------------
Harrah's Entertainment Inc.               Common      413619107     $11,330,325.00     408,300
-----------------------------------------------------------------------------------------------
Healthcare Recoveries Inc.                Common      42220K101      $2,949,375.00   1,072,500
-----------------------------------------------------------------------------------------------
Hearst-Argyle Television                  Common      422317107      $5,912,500.00     275,000
-----------------------------------------------------------------------------------------------
Hollywood Entertainment Corporation       Common      436141105     $13,500,000.00     900,000
-----------------------------------------------------------------------------------------------
Hollywood Park Inc New                    Common      436255103      $1,998,750.00     130,000
-----------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.          Common      45244E100          $2,741.66      78,333
-----------------------------------------------------------------------------------------------
Insituform Technologies Inc.          Class A Common  457667103     $10,300,000.00     412,000
-----------------------------------------------------------------------------------------------
International Game Technology             Common      459902102      $4,105,800.00     228,100
-----------------------------------------------------------------------------------------------
International Speedway Corp           Class A Common  460335201        $367,937.50       7,000
-----------------------------------------------------------------------------------------------
Jackpot Enterprises Inc                   Common      466392107        $636,125.00      72,700
-----------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.              Common      540211109      $6,500,000.00     500,000
-----------------------------------------------------------------------------------------------
Learn2.com Inc                            Common      522002104         $94,453.13      32,500
-----------------------------------------------------------------------------------------------
Liberty Digital                       Class A Common  530436104        $582,812.50      25,000
-----------------------------------------------------------------------------------------------
Maxicare Health Plans, Inc.               Common      577904204        $979,218.75     208,900
-----------------------------------------------------------------------------------------------
MESA Air Group Inc                        Common      590479101      $3,185,679.88     520,111
-----------------------------------------------------------------------------------------------
Mid Atlantic Medical Services,  Inc.      Common      59523C107     $17,314,618.75   1,937,300
-----------------------------------------------------------------------------------------------
Midwest Express Holdings Inc              Common      597911106      $6,544,256.25     249,900
-----------------------------------------------------------------------------------------------
Morton Industrial Group Inc.              Common      619328107        $977,625.00     237,000
-----------------------------------------------------------------------------------------------

                                                                                           -----------------------------------
As of 9/30/99                      Name of Reporting manager:(SEC USEIONLY)ANAGEMENT, INC.          (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------
                                                 Item 6:
                                          Investment Discretion
                                   ------------------------------------                                Item 8
                                               (b) Shared-                  Item 7:          Voting Authority (Shares)
               Item 1:                          As Defined  (c) Shared-    Managers    ---------------------------------------
           Name of Issuer           (a) Sole    in Instr. V    Other     See Instr. V    (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------
Employee Solutions Inc.                X                                                   70,000
------------------------------------------------------------------------------------------------------------------------------
Fusion Medical Technologies Inc        X                                                  170,000
------------------------------------------------------------------------------------------------------------------------------
Galileo International Inc.             X                                                  500,000
------------------------------------------------------------------------------------------------------------------------------
General Motors Corp                    X                                                  515,000
------------------------------------------------------------------------------------------------------------------------------
Genzyme Surgical Prods Division        X                                                  550,000
------------------------------------------------------------------------------------------------------------------------------
Golden State Vintners Inc.             X                                                  207,500
------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corporation             X                                                  400,000
------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment Inc.            X                                                  408,300
------------------------------------------------------------------------------------------------------------------------------
Healthcare Recoveries Inc.             X                                                1,072,500
------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television               X                                                  275,000
------------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corporation    X                                                  900,000
------------------------------------------------------------------------------------------------------------------------------
Hollywood Park Inc New                 X                                                  130,000
------------------------------------------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.       X                                                   78,333
------------------------------------------------------------------------------------------------------------------------------
Insituform Technologies Inc.           X                                                  412,000
------------------------------------------------------------------------------------------------------------------------------
International Game Technology          X                                                  228,100
------------------------------------------------------------------------------------------------------------------------------
International Speedway Corp            X                                                    7,000
------------------------------------------------------------------------------------------------------------------------------
Jackpot Enterprises Inc                X                                                   72,700
------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.           X                                                  500,000
------------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc                         X                                                   32,500
------------------------------------------------------------------------------------------------------------------------------
Liberty Digital                        X                                                   25,000
------------------------------------------------------------------------------------------------------------------------------
Maxicare Health Plans, Inc.            X                                                  208,900
------------------------------------------------------------------------------------------------------------------------------
MESA Air Group Inc                     X                                                  520,111
------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services,  Inc.   X                                                1,937,300
------------------------------------------------------------------------------------------------------------------------------
Midwest Express Holdings Inc           X                                                  249,900
------------------------------------------------------------------------------------------------------------------------------
Morton Industrial Group Inc.           X                                                  237,000
------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

As of 9/30/99
-----------------------------------------------------------------------------------------------
                                                                                       Item 5:
               Item 1:                    Item 2:       Item 3:        Item 4:        Shares of
           Name of Issuer             Title of Class     CUSIP      Fair Market       Principal
                                                        Number         Value           Amount
-----------------------------------------------------------------------------------------------
Motivepower Industries Inc.               Common      61980K101      $1,668,150.00     151,650
-----------------------------------------------------------------------------------------------
Orthodontic Centers of America Inc.       Common      68750P103      $2,615,625.00     150,000
-----------------------------------------------------------------------------------------------
Pegasus Communications Corp.          Class A Common  705904100     $42,868,750.00     950,000
-----------------------------------------------------------------------------------------------
Penn National Gaming Inc.                 Common      707569109      $7,938,200.00     835,600
-----------------------------------------------------------------------------------------------
Phoenix Healthcare Corp                   Common      719072100         $10,980.00      91,500
-----------------------------------------------------------------------------------------------
Physician Computer Network                Common      71940K109         $75,300.00     251,000
-----------------------------------------------------------------------------------------------
Pixar                                     Common      725811103     $10,439,056.25     277,450
-----------------------------------------------------------------------------------------------
Players International Inc.                Common      727903106      $8,805,290.63   1,188,900
-----------------------------------------------------------------------------------------------
Priceline.com Inc                         Common      741503106      $5,869,500.00      91,000
-----------------------------------------------------------------------------------------------
Rainforest Cafe Inc.                      Common      75086K104      $8,291,750.00   1,560,800
-----------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                Common      785905100     $21,500,000.00     500,000
-----------------------------------------------------------------------------------------------
Scientific Games Holdings Corp.           Common      808747109     $14,705,850.00     744,600
-----------------------------------------------------------------------------------------------
Station Casinos Inc.                      Common      857689103     $53,412,155.25   2,297,297
-----------------------------------------------------------------------------------------------
Systemsoft Corp                           Common      871926101          $4,800.00      30,000
-----------------------------------------------------------------------------------------------
TCI Satellite Entertainment Inc       Class A Common  872298104      $3,108,000.00     777,000
-----------------------------------------------------------------------------------------------
Top Source Technologies, Inc.             Common      890530108        $446,906.25     340,500
-----------------------------------------------------------------------------------------------
Travel Service International Inc          Common      894169101     $15,208,750.00   1,322,500
-----------------------------------------------------------------------------------------------
Universal Health Services Inc.            Common      913903100     $25,875,000.00   1,000,000
-----------------------------------------------------------------------------------------------
Univision Communications              Class A Common  914906102     $13,426,875.00     165,000
-----------------------------------------------------------------------------------------------
                 Total Long Equities                               $492,492,418.03
                                                                   ---------------

                                                                                           -----------------------------------
As of 9/30/99                      Name of Reporting manager:(SEC USEIONLY)ANAGEMENT, INC.          (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------
                                                 Item 6:
                                          Investment Discretion
                                   ------------------------------------                                Item 8
                                               (b) Shared-                  Item 7:          Voting Authority (Shares)
               Item 1:                          As Defined  (c) Shared-    Managers    ---------------------------------------
           Name of Issuer           (a) Sole    in Instr. V    Other     See Instr. V    (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------
Motivepower Industries Inc.            X                                                  151,650
------------------------------------------------------------------------------------------------------------------------------
Orthodontic Centers of America Inc.    X                                                  150,000
------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.           X                                                  950,000
------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming Inc.              X                                                  835,600
------------------------------------------------------------------------------------------------------------------------------
Phoenix Healthcare Corp                X                                                   91,500
------------------------------------------------------------------------------------------------------------------------------
Physician Computer Network             X                                                  251,000
------------------------------------------------------------------------------------------------------------------------------
Pixar                                  X                                                  277,450
------------------------------------------------------------------------------------------------------------------------------
Players International Inc.             X                                                1,188,900
------------------------------------------------------------------------------------------------------------------------------
Priceline.com Inc                      X                                                   91,000
------------------------------------------------------------------------------------------------------------------------------
Rainforest Cafe Inc.                   X                                                1,560,800
------------------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.             X                                                  500,000
------------------------------------------------------------------------------------------------------------------------------
Scientific Games Holdings Corp.        X                                                  744,600
------------------------------------------------------------------------------------------------------------------------------
Station Casinos Inc.                   X                                                2,297,297
------------------------------------------------------------------------------------------------------------------------------
Systemsoft Corp                        X                                                   30,000
------------------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment Inc        X                                                  777,000
------------------------------------------------------------------------------------------------------------------------------
Top Source Technologies, Inc.          X                                                  340,500
------------------------------------------------------------------------------------------------------------------------------
Travel Service International Inc       X                                                1,322,500
------------------------------------------------------------------------------------------------------------------------------
Universal Health Services Inc.         X                                                1,000,000
------------------------------------------------------------------------------------------------------------------------------
Univision Communications               X                                                  165,000
------------------------------------------------------------------------------------------------------------------------------